Financial risk management objectives and policies - Capital management 2 (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financial risk management objectives and policies [abstract]
Debt in accordance with IFRS (long & short-term borrowings)	$ 41,538	$ 65,572
Add: Unamortized debt discount	122	206
Interest bearing loans	41,660	65,778
Less: Cash and bank balances and bank deposits (including restricted cash)	2,966	373
Net debt	$ 38,694	$ 65,405